Retirement Benefit Plans - Pension Costs Recognized in Profit and Loss for Defined Benefit Plans (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	$ 1,216	$ 2,001	$ 2,859
Operating costs [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	725	1,205	1,726
Marketing expenses [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	367	603	866
General and administrative expenses [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	80	121	164
Research and development expenses [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	$ 44	$ 72	$ 103